SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Of Capital Assets Depreciation Method (Details)	12 Months Ended
Dec. 31, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital assets, depreciation method	Straight line basis over four years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Capital assets, depreciation method	Straight line basis over five years